General and Administrative Expenses (Tables)	3 Months Ended
Jun. 30, 2025
Selling, General and Administrative Expense [Abstract]
Schedule of general and administrative expenses [Table Text Block]
	Three-months ended
	June 30, 2025	June 30, 2024

Management fees, salaries and wages	$1,515	$972
Marketing	514	383
Office, administration and regulatory	1,565	982
Professional fees, advisory and consulting	2,156	1,106
Total	$5,750	$3,443